Goodwill & Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill & Intangible Assets, Net [Abstract]
Schedule of Goodwill and Intangible Assets

The following table presents the changes in the carrying amount of goodwill during the periods ended December 31, 2023, and 2022 (U.S. dollars in thousands):

Segment of Operation	Radiology Services	AI Solutions	Total
Balance as of December 31, 2021	7,055	51,243	58,298
Impairment of the Goodwill related to the acquisition of Nanox AI	-	(50,878)	(50,878)
Balance as of December 31, 2022	7,055	365	7,420
Impairment of the Goodwill related to the acquisition of Nanox AI	-	(365)	(365)
Impairment of the Goodwill related to the acquisition of USARAD	(7,055)	-	(7,055)
Balance as of December 31, 2023	-	-	-

Schedule of Intangible Assets

Identifiable intangible assets consisted of the following:

				Accumulated
				amortization
	Useful life	Gross carrying amount		December 31,		Net carrying amount
	(Years)	2024	2023	2024	2023	2024	2023
Developed technology	10	27,316	27,316	8,655	5,921	18,661	21,395
Image big data	10	52,500	52,500	16,625	11,375	35,875	41,125
Market platform	4	2,591	2,591	2,052	1,404	539	1,187
Radiologist relationships	11.17	17,770	17,770	5,042	3,448	12,728	14,322
Trade name	12.17	2,095	2,095	545	373	1,550	1,722
Customer relationships	6.17	1,322	1,322	680	466	642	856
Total balance as of December 31, 2024		103,594	103,594	33,599	22,987	69,995	80,607

Schedule of Amortization of Intangible Assets

Amortization of intangible assets for each of the next five years and thereafter is expected to be as follows (U.S. dollars in thousands):

Year ended December 31,
2025	10,498
2026	9,959
2027	9,959
2028	9,747
2029	9,745
Thereafter	20,087
Total	69,995